UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $119,554 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7390   140623 SH       SOLE                   140623
AMGEN                          COM              031162100     7103    97642 SH       SOLE                    97642
ANHEUSER-BUSCH                 COM              035229103     4516   105590 SH       SOLE                   105590
ATWOOD OCEANICS                COM              050095108      202     2000 SH       SOLE                     2000
BECTON DICKINSON               COM              075887109     3791    61570 SH       SOLE                    61570
BERKSHIRE HATHAWAY 'B'         COM              084670702     7681     2550 SH       SOLE                     2550
COLGATE-PALMOLIVE              COM              194162103     5770   101045 SH       SOLE                   101045
DELL INC.                      COM              24702R101     5567   187075 SH       SOLE                   187075
GENERAL ELECTRIC               COM              369604103     6546   188199 SH       SOLE                   188199
GRAINGER WW                    COM              384802104     5180    68750 SH       SOLE                    68750
HARLEY-DAVIDSON                COM              412822108     6981   134555 SH       SOLE                   134555
HERSHEY COMPANY                COM              427866108     7070   135365 SH       SOLE                   135365
LAB. CORP. AMER.               COM              50540r409     7366   125951 SH       SOLE                   125951
MEDTRONIC, INC.                COM              585055106     6559   129243 SH       SOLE                   129243
MFS Muni Income TR SBI         COM              552738106      151    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     5911   217228 SH       SOLE                   217228
McGRAW HILL CO.                COM              580645109     5636    97810 SH       SOLE                    97810
NIKE INC CLASS B               COM              654106103     5335    62694 SH       SOLE                    62694
PATTERSON INC.                 COM              703395103     5617   159565 SH       SOLE                   159565
PEPSICO INC.                   COM              713448108     7623   131900 SH       SOLE                   131900
PROCTER & GAMBLE               COM              742718109     4168    72319 SH       SOLE                    72319
UNITED PARCEL SERVICE          COM              911312106     3393    42743 SH       SOLE                    42743